Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investing activities:
Cash and cash equivalents and restricted cash, end of year	$ 0
Seaspan [Member]
Operating activities:
Net earnings (loss)	439,100	$ 278,800	$ 175,200
Items not involving cash:
Depreciation and amortization	254,300	245,800	199,900
Change in right-of-use assets	111,800	0	0
Share-based compensation	3,300	3,100	17,500
Amortization of deferred financing fees, debt discount and fair value of long-term debt	30,700	19,900	11,900
Amounts reclassified from other comprehensive loss to interest expense (note 20(c))	300	300	1,900
Unrealized change in fair value of financial instruments	(20,000)	(57,400)	(44,100)
Acquisition related gain on contract settlement	0	(2,400)	0
Equity income on investment	0	(1,200)	(5,800)
Deferred gain on sales-leasebacks	0	(23,600)	(22,600)
Amortization of acquired revenue contracts	13,800	8,100	4,500
Refinancing expenses	7,400	0	0
Gain on disposals	0	0	(13,600)
Other	(1,800)	0	6,700
Changes in assets and liabilities:
Accounts receivable	(2,300)	15,500	16,600
Net investment in lease	9,300	44,300	8,100
Prepaid expenses and other	5,400	17,500	(11,300)
Deferred dry-dock	(22,300)	(10,300)	(8,700)
Accounts payable and accrued liabilities	11,500	(7,000)	5,100
Deferred revenue	(600)	(46,800)	(7,400)
Operating lease liabilities	(111,900)	0	0
Other long-term liabilities	0	(1,500)	0
Fair value of financial instruments	55,000	42,000	56,700
Cash (used in) from operating activities	783,000	525,100	390,600
Financing activities:
Common shares issued, net of issuance costs	0	0	119,000
Preferred shares issued, net of issuance costs	0	144,400	2,700
Repayment of credit facilities	(1,507,600)	(469,700)	(455,000)
Draws on credit facilities	1,227,300	325,600	0
2025 Notes, 2026 Notes and Warrants issued	250,000	250,000	0
Repayment of senior unsecured notes	(320,400)	(17,500)	72,900
Draws on long-term obligations under other financing arrangements	0	47,000	176,300
Repayments on long-term obligations under other financing arrangements	(133,900)	(48,100)	(26,200)
Redemption of preferred shares	(47,700)	(143,400)	0
Proceeds from exercise of warrants	250,000	250,000	0
Financing fees	(27,000)	(16,100)	(8,400)
Dividends on common shares	(101,800)	(49,900)	(61,800)
Dividends on preferred shares	(70,400)	(65,800)	(64,400)
Proceeds from sale-leaseback of vessels	0	0	90,800
Cash from (used in) financing activities	(481,500)	206,500	(154,100)
Investing activities:
Expenditures for vessels	(331,600)	(318,700)	(338,500)
Short-term investments	2,500	(2,400)	300
Net proceeds from vessel disposals	0	0	37,100
Prepayment on vessel purchase	(13,000)	0	0
Other assets	(6,700)	(1,500)	(2,400)
Loans to affiliate	0	0	(2,700)
Repayment of loans to affiliate	0	0	22,300
Payment on settlement of interest swap agreements	(126,800)	(41,300)	(67,400)
Acquisition of GCI	0	(333,600)	0
Cash acquired from GCI acquisition	0	70,100	0
Cash used in investing activities	(475,600)	(627,400)	(351,300)
Increase (decrease) in cash and cash equivalents	(174,100)	104,200	(114,800)
Cash and cash equivalents and restricted cash, beginning of year	371,400	267,200	382,000
Cash and cash equivalents and restricted cash, end of year	$ 197,300	$ 371,400	$ 267,200